Shareholder Report, Holdings (Details)_6	Jun. 30, 2024
Class 1 | Information Technology [Member]
Holdings [Line Items]
Percent of Total Investments	41.10%
Class 1 | Health Care [Member]
Holdings [Line Items]
Percent of Total Investments	13.50%
Class 1 | Communication Services [Member]
Holdings [Line Items]
Percent of Total Investments	12.40%
Class 1 | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Total Investments	11.30%
Class 1 | Industrials [Member]
Holdings [Line Items]
Percent of Total Investments	8.30%
Class 1 | Financials [Member]
Holdings [Line Items]
Percent of Total Investments	6.50%
Class 1 | Consumer Staples [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
Class 1 | Materials [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
Class 1 | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
Class 1 | Real Estate [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
Class 2 | Information Technology [Member]
Holdings [Line Items]
Percent of Total Investments	41.10%
Class 2 | Health Care [Member]
Holdings [Line Items]
Percent of Total Investments	13.50%
Class 2 | Communication Services [Member]
Holdings [Line Items]
Percent of Total Investments	12.40%
Class 2 | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Total Investments	11.30%
Class 2 | Industrials [Member]
Holdings [Line Items]
Percent of Total Investments	8.30%
Class 2 | Financials [Member]
Holdings [Line Items]
Percent of Total Investments	6.50%
Class 2 | Consumer Staples [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
Class 2 | Materials [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
Class 2 | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
Class 2 | Real Estate [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%